Schedule of Convertible Notes (Details) - Beeline Financial Holdings Inc [Member] - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Total	$ 0	$ 17,875,754	$ 4,346,238
Related Party [Member]
Total		8,889,261	745,238
Nonrelated Party [Member]
Total		$ 8,986,493	$ 3,601,000